Capital structure and financial items - Financial income and expenses - Financial Income (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Interest income	kr 65	kr 51	kr 69
Foreign exchange gain (net)	0	0	1,163
Financial gain from forward contracts (net)	0	1,656	0
Financial gain from currency options (net)	0	152	0
Capital gain on investments, etc.	0	251	0
Result of associated company	0	12	14
Total financial income	kr 65	kr 2,122	kr 1,246